     ---------------------------------------------------------------------------
     SEMI-ANNUAL REPORT TO SHAREHOLDERS                          AUGUST 31, 1997

     ---------------------------------------------------------------------------

     LOGO                                                                   LOGO
     A member of the NAVIGATOR GROUP of FUNDS    A member of the NAVIGATOR GROUP
                                                 of FUNDS

     ---------------------------------------------------------------------------

        CHAIRMAN'S LETTER
                                                                October 13, 1997
        Dear Shareholder:

        We welcome the opportunity to be able to give you a summary update of the events and trends that have affected the economy and the Navigator Money Market Funds within the semi-annual period.

        Throughout the first half of the Funds' current fiscal year, the best economic news continued to be visible on the inflation front. For the first eight months of 1997, the inflation rate, as measured by the consumer price index, rose at an annual rate of 1.6%, which is the slowest pace since 1986. The most current release by the Commerce Department reported that second quarter 1997 Gross Domestic Product
        (GDP) grew at an annual rate of 3.3%. The GDP is the broadest measure of economic activity and the results show economic growth remains vigorous. The U.S. economy is exhibiting solid and well balanced growth, with low unemployment and low inflation.

        However, can the economy continue to grow rapidly without inflation rising? The Federal Open Market Committee (FOMC), which maneuvers monetary policy, remains concerned that the low unemployment rate will spark inflationary wage pressures and will quickly react to any signs of inflation. While we have been surprised by how tame inflation has been, we would not be surprised if the Federal Reserve extends its insurance policy by raising interest rates at the November 12th or December 16th FOMC meeting. Only a modest upward adjustment in policy would be expected.

        While the Federal Reserve policy bias is tilted toward tightening, our Funds will continue to be managed with short maturity cycles, positioned to provide liquidity and the possibility of higher rates ahead. We continue to follow our time-tested philosophy of quality investing. In this rate environment, more investment managers continue to find it tempting to reduce investment standards in order to stretch for a few more basis points of yield. We can assure you that is not the practice of the Navigator Money Market or Navigator Tax-Free Money Market Funds. Quality is something we have always taken and will continue to take very seriously in our organization.

        We appreciate the confidence of our shareholders in the results and management style of the Navigator Money Market and Navigator Tax-Free Money Market Funds. Fairfield was built on a quality tradition, and that philosophy remains unchanged. Our commitment is to provide our shareholders with high quality portfolios with minimal risk, while at the same time delivering industry-competitive yields.

        Sincerely,

        [Robert J. Walker, Jr. Sig]
        Robert J. Walker, Jr.
        Chairman

        INVESTMENT REPORT

        Navigator Money Market Fund
        Market and Fund Specifics

        M The investment strategy of the Navigator Money Market Fund has consistently been safe and simple. The Fund's advisor will always focus on providing a highly liquid portfolio to accommodate the daily cash flow needs of our shareholders. The Fund concentrates on investments in high quality commercial paper on the shorter end of the yield curve and repurchase agreements with maturities ranging from one to seven days. The advisor seeks to diversify the portfolio by taking advantage of investment opportunities that occasionally present themselves in the U.S. Government and Agency markets.

        Each investment decision is tested for credit quality and liquidity. Strong emphasis is placed on selecting securities of exceptional investment merit. Low quality issues will never be in the portfolio and the average maturity will not be extended to levels that produce more risk than potential reward. We are proud of the fact that the Navigator Money Market Fund continues to outperform the IBC/Donoghue First Tier Institutions-Only average on a monthly basis and the yield advantage of the Fund remains highly competitive when compared to funds with less conservative investment philosophies.
        Navigator Tax-Free Money Market Fund
        Market and Fund Specifics

        M In the latest semi-annual period, the Fund's advisor implemented a structural change to the portfolio in which the average weighted maturity was shortened while still providing a highly competitive yield compared to its peers. In order to meet the demanding liquidity needs of our shareholders, the Fund has substantially increased its holdings of variable rate demand notes with daily and weekly put options. The Fund has also been active in the tax-exempt commercial paper market in an effort to balance the portfolio while locking in attractive yields and improving overall Fund performance. We are very proud of the results we have been achieving with the Navigator Tax-Free Money Market Fund. Throughout the period, the Fund has consistently outperformed the IBC/Donoghue Institutions-Only monthly average and was ranked 1st in performance for the 7-day period ending August 18, 1997.

        We continue to follow a prudent investment policy with the highest of quality standards. The Fund continues to use only the highest quality securities, acknowledging and respecting the standards of our shareholders. During the period, the advisor has selectively added several new issuers to the Fund's approved list. By doing so, the Fund has been able to purchase quality securities even during periods of limited supply in the marketplace.

        Navigator Money Market Fund
        PORTFOLIO STATISTICS

                                             Average                    Average
                                             Monthly     Compound       Maturity
                           Month              Yield       Yield*      (Month-end)
          ----------------------------------------------------------------------------
          1997     March                      5.26%        5.39%        23 days
                   April                       5.34        5.48            23
                   May                         5.43        5.57            35
                   June                        5.46        5.60            16
                   July                        5.43        5.57            24
                   August                      5.44        5.58            34
                   ---------------------     -------      -------       --------
                   Average Annualized
                   Yields and Maturity        5.39%        5.53%        26 days
                                             =======      =======       ========

        *Compound yields assume reinvestment of dividends.
        MATURITY DIVERSIFICATION SCHEDULE
        AS OF AUGUST 31, 1997

                             Amount
                        (Amortized Cost)   % of Portfolio   % Cumulative
          -------------------------------------------------------------------
          One Day       $  28,800,000            23.1%           23.1%
          2-7 days          5,091,000             4.1            27.2
          8-30 days        41,143,726            33.0            60.2
          31-60 days       22,859,456            18.4            78.6
          61-90 days       19,778,744            15.9            94.5
          Over 90 days      6,891,002             5.5           100.0
                        ---------------    ------------
          Total         $ 124,563,928           100.0%
                        ===============    ============

        Navigator Tax-Free Money Market Fund
        PORTFOLIO STATISTICS

                                                      Average                Average
                                                      Monthly   Compound     Maturity
                                      Month            Yield     Yield*    (Month-end)
          ---------------------------------------------------------------------------------
          1997                March                    3.11%      3.16%      30 days
                              April                    3.48       3.54          15
                              May                      3.62       3.68          15
                              June                     3.61       3.67          10
                              July                     3.32       3.37          18
                              August                   3.26       3.31          18
                              ---------------------   ------     -------     --------
                              Average Annualized
                              Yields and Maturity      3.40%      3.46%      18 days
                                                      ======     =======     ========

        *Compound yields assume reinvestment of dividends.

        PORTFOLIO COMPOSITION
        AS OF AUGUST 31, 1997

                                             Amount
                                          (Face Value)     % of Portfolio
          -----------------------------------------------------------------------
          Floating Rate Securities:
                 Daily Liquidity          $ 7,000,000            15.9%
                 7-Day Liquidity           18,300,000            41.4
          Tax-Exempt Commercial Paper      18,850,000            42.7
                                          -----------      ------------
                                          $44,150,000           100.0%
                                          ===========      ============

        PORTFOLIO QUALITY
        AS OF AUGUST 31, 1997

           Moody's Ratings                                                      % of Portfolio
          --------------------------------------------------------------------------------------------
          "MIG-1/VMIG-1"       Highest Quality Short-term Instruments                 57.3%
          "Prime-1"            Highest Quality
                               Tax-Exempt Commercial Paper                            42.7
                                                                                ------------
                                                                                     100.0%
                                                                                ============

       FINANCIAL STATEMENTS
       Statement of Net Assets
       Navigator Money Market Fund
       August 31, 1997
       (Unaudited)

            PRINCIPAL                                                        MATURITY     INTEREST
              AMOUNT                          SECURITY                         DATE         RATE          VALUE
           --------------------------------------------------------------------------------------------------------
                                                COMMERCIAL PAPER -- 73.05%
                                          AUTOMOBILE MANUFACTURER -- 2.40%
           $  3,000,000    Ford Motor Credit Corp. .......................   10/08/97       5.50%     $   2,983,042
                                                                                                      -------------
                           TOTAL AUTOMOBILE MANUFACTURER..........................................        2,983,042
           --------------------------------------------------------------------------------------------------------
                                                        BEVERAGES -- 4.02%
              5,000,000    Pepsico, Inc. .................................   09/17/97       5.45%         4,987,889
                                                                                                      -------------
                           TOTAL BEVERAGES........................................................        4,987,889
           --------------------------------------------------------------------------------------------------------
                                                     CONGLOMERATE -- 4.01%
              5,000,000    General Electric Capital.......................   10/08/97       5.50%         4,971,736
                                                                                                      -------------
                           TOTAL CONGLOMERATE.....................................................        4,971,736
           --------------------------------------------------------------------------------------------------------
                                             CONSUMER ELECTRONICS -- 8.98%
              5,000,000    Motorola Credit Corp. .........................   09/09/97       5.46%         4,993,933
              6,169,000    Sharp Electronics..............................   09/19/97       5.47%         6,152,124
                                                                                                      -------------
                           TOTAL CONSUMER ELECTRONICS.............................................       11,146,057
           --------------------------------------------------------------------------------------------------------
                                            CONSUMER NON-DURABLES -- 3.17%
              4,000,000    Hasbro, Inc. ..................................   12/12/97       5.50%         3,937,667
                                                                                                      -------------
                           TOTAL CONSUMER NON-DURABLES............................................        3,937,667
           --------------------------------------------------------------------------------------------------------
                                                          FINANCE -- 4.01%
              5,000,000    American Express Credit Corp. .................   09/30/97       5.51%         4,977,807
                                                                                                      -------------
                           TOTAL FINANCE..........................................................        4,977,807
           --------------------------------------------------------------------------------------------------------
                                  FINANCE, CORPORATE RECEIVABLES -- 13.68%
              5,000,000    Asset Securitization Cooperative...............   11/26/97       5.50%         4,934,306
              7,000,000    Corporate Asset Funding........................   10/07/97       5.48%         6,961,640
              5,095,000    Preferred Receivables Funding Corp. ...........   09/24/97       5.54%         5,076,967
                                                                                                      -------------
                           TOTAL FINANCE, CORPORATE RECEIVABLES...................................       16,972,913
           --------------------------------------------------------------------------------------------------------
                                        FINANCE, EQUIPMENT LEASES -- 4.78%
              3,000,000    International Lease Finance....................   10/22/97       5.48%         2,976,710
              3,000,000    International Lease Finance....................   12/12/97       5.49%         2,953,335
                                                                                                      -------------
                           TOTAL FINANCE, EQUIPMENT LEASES........................................        5,930,045
           --------------------------------------------------------------------------------------------------------
                                  FINANCIAL SERVICES, DIVERSIFIED -- 7.98%
              5,000,000    Associates Corp. of North America..............   11/05/97       5.49%         4,950,438
              5,000,000    John Deere Capital Corp. ......................   11/05/97       5.48%         4,950,528
                                                                                                      -------------
                           TOTAL FINANCIAL SERVICES, DIVERSIFIED..................................        9,900,966
           --------------------------------------------------------------------------------------------------------
                                 INDUSTRIAL & COMMERCIAL SERVICES -- 4.00%
              5,000,000    PHH............................................   10/15/97       5.51%         4,966,328
                                                                                                      -------------
                           TOTAL INDUSTRIAL & COMMERCIAL SERVICES.................................        4,966,328
           --------------------------------------------------------------------------------------------------------
                                             INSURANCE, FULL-LINE -- 4.01%
              5,000,000    Prudential Funding.............................   09/30/97       5.49%         4,977,888
                                                                                                      -------------
                           TOTAL INSURANCE, FULL-LINE.............................................        4,977,888
           --------------------------------------------------------------------------------------------------------
                                              MEDIA -- PUBLISHING -- 3.98%
              5,000,000    McGraw-Hill....................................   11/14/97       5.50%         4,943,472
                                                                                                      -------------
                           TOTAL MEDIA - PUBLISHING...............................................        4,943,472
           --------------------------------------------------------------------------------------------------------
                                                 OFFICE EQUIPMENT -- 4.01%
              5,000,000    Xerox Credit Corp. ............................   09/24/97       5.48%         4,982,494
                                                                                                      -------------
                           TOTAL OFFICE EQUIPMENT.................................................        4,982,494
           --------------------------------------------------------------------------------------------------------

            PRINCIPAL                                                         MATURITY     INTEREST
              AMOUNT                           SECURITY                         DATE         RATE         VALUE
           --------------------------------------------------------------------------------------------------------
                                                 SECURITIES DEALER -- 4.02%
           $  5,000,000    Goldman Sachs Group L.P. .......................   09/08/97       5.53%     $  4,994,624
                                                                                                       ------------
                           TOTAL SECURITIES DEALER.................................................       4,994,624
           --------------------------------------------------------------------------------------------------------
                           TOTAL COMMERCIAL PAPER..................................................      90,672,928
           --------------------------------------------------------------------------------------------------------
                                  MEDIUM TERM NOTES, FLOATING RATE -- 4.03%
              5,000,000    Merrill Lynch & Co., Inc. ......................   09/02/97*      5.77%        5,000,000
           --------------------------------------------------------------------------------------------------------
                           TOTAL MEDIUM TERM NOTES, FLOATING RATE..................................       5,000,000
           --------------------------------------------------------------------------------------------------------
                                            REPURCHASE AGREEMENTS -- 23.29%
                 11,000    First Boston
                             (collateralized by
                             U.S. Treasury Bond,
                             par value $8,000, 11.250%,
                             due 02/15/15;
                             market value $11,441).........................   09/02/97*      5.15%           11,000
                 70,000    Goldman Sachs
                             (collateralized by
                             U.S. Treasury Bond,
                             par value $56,000, 9.250%,
                             due 02/15/16;
                             market value $71,953).........................   09/02/97*      5.33%           70,000
                 10,000    Merrill Lynch
                             (collateralized by
                             U.S. Treasury Bond,
                             par value $9,000, 8.125%,
                             due 08/15/19;
                             market value $10,221).........................   09/02/97*      5.30%           10,000
             28,800,000    Paine Webber
                             (collateralized by
                             U.S. Government Agency
                             Mortgage-backed Securities,
                             ranging in par value
                             from $5,000-$30,530,000,
                             4.140%-8.245%,
                             due 06/04/98-09/01/24;
                             total market value $29,638,942)...............   09/02/97*      5.62%       28,800,000
           --------------------------------------------------------------------------------------------------------
                           TOTAL REPURCHASE AGREEMENTS.............................................      28,891,000
           ========================================================================================================
                           TOTAL VALUE OF SECURITIES OWNED -- 100.37%
                           (which approximates cost for Federal income tax purposes)...............    $124,563,928
                           EXCESS OF TOTAL LIABILITIES OVER OTHER ASSETS -- (0.37%)................        (464,851)
                                                                                                       ------------
                           NET ASSETS APPLICABLE TO 124,101,718 SHARES OUTSTANDING;
                             EQUIVALENT TO $1.00 PER SHARE -- 100.00%..............................    $124,099,077
                                                                                                       ============

       -------------------------------------
       * =  The interest rate shown for each
           of these obligations is the rate
           as of August 31, 1997 and the
           maturity shown is the date of the
           next interest rate adjustment.
                                 See accompanying notes.

       FINANCIAL STATEMENTS
       Statement of Net Assets
       Navigator Tax-Free Money Market Fund
       August 31, 1997
       (Unaudited)

            PRINCIPAL                                                          MATURITY     INTEREST
              AMOUNT                           SECURITY                          DATE         RATE         VALUE
           --------------------------------------------------------------------------------------------------------
                                                   MUNICIPAL BONDS -- 99.21%
                                                            ALABAMA -- 5.28%
           $  2,350,000    Montgomery Ind Dev Board Poll Ctl & Solid Waste
                             Disp Rev Rfdg Bonds CP.........................   09/17/97       3.70%     $ 2,350,000
                                                                                                        -----------
                           TOTAL ALABAMA............................................................      2,350,000
           --------------------------------------------------------------------------------------------------------
                                                            GEORGIA -- 4.49%
              2,000,000    DeKalb Cnty Housing Authority VRDO...............   09/03/97       3.35%       2,000,000
                                                                                                        -----------
                           TOTAL GEORGIA............................................................      2,000,000
           --------------------------------------------------------------------------------------------------------
                                                           ILLINOIS -- 4.49%
              2,000,000    Chicago-O'Hare International Airport VRDO........   09/02/97       3.70%       2,000,000
                                                                                                        -----------
                           TOTAL ILLINOIS...........................................................      2,000,000
           --------------------------------------------------------------------------------------------------------
                                                            INDIANA -- 4.49%
              2,000,000    Mount Vernon PCR Bonds CP........................   09/10/97       3.70%       2,000,000
                                                                                                        -----------
                           TOTAL INDIANA............................................................      2,000,000
           --------------------------------------------------------------------------------------------------------
                                                      MASSACHUSETTS -- 9.21%
              3,000,000    Boston Wtr & Swr Commission Rev Bonds Senior
                             Series A VRDO..................................   09/04/97       3.15%       3,000,000
              1,100,000    Massachusetts Bay Transportation Auth CP.........   11/19/97       3.63%       1,100,000
                                                                                                        -----------
                           TOTAL MASSACHUSETTS......................................................      4,100,000
           --------------------------------------------------------------------------------------------------------
                                                           MISSOURI -- 3.15%
              1,400,000    Missouri St Hlth & Ed Facs Auth Hlth Facs Rev
                             Bonds CP.......................................   10/15/97       3.80%       1,400,000
                                                                                                        -----------
                           TOTAL MISSOURI...........................................................      1,400,000
           --------------------------------------------------------------------------------------------------------
                                                      NEW HAMPSHIRE -- 6.07%
              2,700,000    New Hampshire St MFHR Auth Bonds VRDO............   09/03/97       3.35%       2,700,000
                                                                                                        -----------
                           TOTAL NEW HAMPSHIRE......................................................      2,700,000
           --------------------------------------------------------------------------------------------------------
                                                           NEW YORK -- 5.62%
              2,500,000    New York State Environmental Fac Corp. CP........   09/09/97       3.70%       2,500,000
                                                                                                        -----------
                           TOTAL NEW YORK...........................................................      2,500,000
           --------------------------------------------------------------------------------------------------------
                                                      PENNSYLVANIA -- 19.55%
              2,200,000    Beaver Cnty Industrial Development Auth CP.......   11/25/97       3.65%       2,200,000
              1,800,000    Delaware Cnty IDA Solid Waste Rev Bonds Ser D
                             VRDO...........................................   09/03/97       3.25%       1,800,000
              1,200,000    Delaware Cnty IDA Solid Waste Rev Bonds Ser C
                             VRDO...........................................   09/03/97       3.25%       1,200,000
              1,500,000    Lackawanna Cnty IDA IDR Bonds VRDO...............   09/03/97       4.25%       1,500,000
              2,000,000    Philadelphia, City of, Gas Works CP..............   09/22/97       3.55%       2,000,000
                                                                                                        -----------
                           TOTAL PENNSYLVANIA.......................................................      8,700,000
           --------------------------------------------------------------------------------------------------------
                                                          TENNESSEE -- 2.25%
              1,000,000    Memphis GO Bonds Ser A VRDO......................   09/03/97       3.35%       1,000,000
                                                                                                        -----------
                           TOTAL TENNESSEE..........................................................      1,000,000
           --------------------------------------------------------------------------------------------------------

            PRINCIPAL                                                          MATURITY     INTEREST
             AMOUNT                            SECURITY                          DATE         RATE         VALUE
           --------------------------------------------------------------------------------------------------------
                                                             TEXAS -- 22.02%
           $   500,000    Harris Cnty (St. Luke's Episcopal Hospital) VRDO..   09/02/97       3.70%     $   500,000
             2,000,000    Harris Cnty (Methodist Health Care System) VRDO...   09/02/97       3.70%       2,000,000
             1,500,000    Port of Corpus Christi Auth Nueces Cnty Marine
                            Term Rev Bonds VRDO.............................   09/03/97       3.40%       1,500,000
             1,300,000    San Antonio, City of CP...........................   09/08/97       3.70%       1,300,000
             2,000,000    Texas Dept of Housing Ser B CP....................   10/23/97       3.75%       2,000,000
             2,500,000    West Side Calhoun Cnty Dev Corp PCR Bonds VRDO....   09/02/97       3.70%       2,500,000
                                                                                                        -----------
                          TOTAL TEXAS...............................................................      9,800,000
           --------------------------------------------------------------------------------------------------------
                                                               UTAH -- 6.97%
             1,100,000    Emery Cnty Poll Ctl Ref Rfdg Bonds VRDO...........   09/03/97       3.35%       1,100,000
             2,000,000    Utah, State of GO CP..............................   09/08/97       3.50%       2,000,000
                                                                                                        -----------
                          TOTAL UTAH................................................................      3,100,000
           --------------------------------------------------------------------------------------------------------
                                                         WASHINGTON -- 5.62%
             2,500,000    Washington State GO Ser 1996B VRDO................   09/03/97       3.25%       2,500,000
                                                                                                        -----------
                          TOTAL WASHINGTON..........................................................      2,500,000
           --------------------------------------------------------------------------------------------------------
                          TOTAL MUNICIPAL BONDS.....................................................     44,150,000
           ========================================================================================================
                          TOTAL VALUE OF SECURITIES OWNED -- 99.21%
                          (which approximates cost for Federal income tax purposes).................    $44,150,000
                          EXCESS OF OTHER ASSETS OVER TOTAL LIABILITIES -- 0.79%....................        354,165
                                                                                                        -----------
                          NET ASSETS APPLICABLE TO 44,545,923 SHARES OUTSTANDING;
                            EQUIVALENT TO $1.00 PER SHARE -- 100.00%................................    $44,504,165
                                                                                                        ===========

       -------------------------------------
       CP    = Commercial Paper
       GO   = General Obligation
       IDA  = Industrial Development Authority
       IDR   = Industrial Development Revenue
       MFHR = Multi-Family Housing Revenue
       PCR  = Pollution Control Revenue
       VRDO = Variable Rate Demand Obligation --
              The rate shown for each of these
              obligations is the rate as of
              August 31, 1997 and the maturity
              shown is the date of the next
              interest rate adjustment.

                                 See accompanying notes.

          Statement of Operations
          Navigator Funds

          For the Six-Month Period Ended August 31, 1997
          (Unaudited)

                                                                               MONEY         TAX-FREE
                                                                               MARKET         MONEY
                                                                                FUND          MARKET
                                                                             ----------      --------
          INVESTMENT INCOME:
            Interest Income...............................................   $4,395,487      $980,449
                                                                             ----------      --------

          EXPENSES:
            Investment Advisory Fees......................................      156,462        66,574
            Administrative Fees...........................................       78,231        26,630
            Less Investment Advisory & Administration Fees
               Waived by Management.......................................     (142,693)      (78,426)
            Custodian and Transfer Agent Fees.............................       40,174        41,392
            Professional Fees.............................................        6,072         9,424
            Taxes -- Other than Income....................................        1,875           196
            Registration and Filing Fees..................................        1,125         3,712
            Insurance.....................................................        1,250            56
            Miscellaneous.................................................        4,888           476
                                                                             ----------      --------
               Total Expenses.............................................      147,384        70,034
                                                                             ----------      --------

          NET INVESTMENT INCOME...........................................    4,248,103       910,415

          NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............   $4,248,103      $910,415
                                                                             ==========      ========

                                See accompanying notes.

        Statements of Changes in Net Assets
        Navigator Money Market Fund

        For the Six-Month Period Ended August 31, 1997
        and for the Fiscal Year Ended February 28, 1997

                                                                       3/01/97            3/01/96
                                                                     TO 8/31/97         TO 2/28/97
                                                                    -------------      -------------
                                                                     (UNAUDITED)
          INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
            Net Investment Income................................   $   4,248,103      $   9,196,342
            Net Realized Loss on Securities Sold.................              --               (412)
                                                                    -------------      -------------
            Net Increase in Net Assets
               Resulting from Operations.........................       4,248,103          9,195,930
                                                                    -------------      -------------
          DIVIDENDS TO SHAREHOLDERS FROM:
            Net Investment Income................................      (4,248,103)        (9,196,342)
                                                                    -------------      -------------
          CAPITAL SHARE TRANSACTIONS:
            Proceeds from Shares Sold............................     377,130,569        707,669,816
            Shares Issued to Shareholders Upon Reinvestment of
               Dividends.........................................         135,891            542,212
            Cost of Shares Repurchased...........................    (433,385,807)      (695,725,517)
                                                                    -------------      -------------
            Net (Decrease) Increase in Net Assets Derived from
               Capital Share Transactions........................     (56,119,347)        12,486,511
                                                                    -------------      -------------

               NET (DECREASE) INCREASE IN NET ASSETS.............     (56,119,347)        12,486,099
          NET ASSETS:
            Beginning of Period..................................     180,218,424        167,732,325
                                                                    -------------      -------------
            End of Period........................................   $ 124,099,077      $ 180,218,424
                                                                    =============      =============

                                See accompanying notes.

        Statements of Changes in Net Assets
        Navigator Tax-Free Money Market Fund

        For the Six-Month Period Ended August 31, 1997
        and for the Fiscal Year Ended February 28, 1997

                                                                       3/01/97            3/01/96
                                                                     TO 8/31/97         TO 2/28/97
                                                                    -------------      -------------
                                                                     (UNAUDITED)
          INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
            Net Investment Income................................   $     910,415      $   2,161,969
            Net Realized Loss on Securities Sold.................              --            (14,528)
                                                                    -------------      -------------
            Net Increase in Net Assets
               Resulting from Operations.........................         910,415          2,147,441
                                                                    -------------      -------------
          DIVIDENDS TO SHAREHOLDERS FROM:
            Net Investment Income................................        (910,415)        (2,161,969)
                                                                    -------------      -------------
          CAPITAL SHARE TRANSACTIONS:
            Proceeds from Shares Sold............................     170,860,492        382,617,881
            Shares Issued to Shareholders
               Upon Reinvestment of Dividends....................         170,066            151,079
            Cost of Shares Repurchased...........................    (180,587,868)      (423,508,388)
                                                                    -------------      -------------
            Net Decrease in Net Assets Derived from Capital Share
               Transactions......................................      (9,557,310)       (40,739,428)
                                                                    -------------      -------------

               NET DECREASE IN NET ASSETS........................      (9,557,310)       (40,753,956)
          NET ASSETS:
            Beginning of Period..................................      54,061,475         94,815,431
                                                                    -------------      -------------
            End of Period........................................   $  44,504,165      $  54,061,475
                                                                    =============      =============

                                See accompanying notes.

        NOTES TO FINANCIAL STATEMENTS

        August 31, 1997
        (Unaudited)

        NOTE 1 -- ORGANIZATION
        Navigator Money Market Fund -- Prime Obligations Portfolio ("Prime Obligations") is a portfolio offered by Navigator Money Market Fund, Inc. and Navigator Tax-Free Money Market Fund ("Tax-Free Money Market") is a portfolio offered by Navigator Tax-Free Money Market Fund, Inc. (each separately referred to as a "Fund" and collectively referred to as the "Funds"). Navigator Money Market Fund, Inc. and Navigator Tax-Free Money Market Fund, Inc. (each separately referred to as the "Company" and collectively referred to as the "Companies"), are no-load, diversified, open-end investment companies registered under the Investment Company Act of 1940, as amended.

        Shares of each Fund ("Shares") are sold by Fairfield Group, Inc. ("Fairfield") to Institutional investors ("Institutions") for the investment of their own funds or funds for which they act in some fiduciary capacity ("Customer Accounts"). Fund Shares may not be purchased by individuals directly, but Institutional investors may purchase Shares for Customer Accounts maintained for individuals.

        Fairfield (the "Manager") acts as each Fund's Investment Advisor, Administrator, and Distributor. Shares are sold and redeemed without any purchase or redemption charge imposed by the Funds, although Institutions may charge their Customer Accounts for services provided in connection with the purchase or redemption of Shares.

        NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES
        Interest income and expenses are recorded on an accrual basis. Interest income includes, when applicable, the pro rata amortization of premiums and discounts.

        Security transactions are accounted for on the date the securities are purchased or sold (trade date). Investment securities are valued at amortized cost, which approximates market value. Realized gains and losses are determined by using the specific identification method.

        The fair value of securities for which prices cannot be determined using established procedures will be valued in good faith by the Board of Directors. No investments were so valued at August 31, 1997.

        Net investment income, determined as gross income less expenses, is declared as a dividend each day. Declared dividends are distributable to shareholders monthly on the first business day of the next month. Dividends payable at August 31, 1997 amounted to $672,567 and $162,045 for Prime Obligations and Tax-Free Money Market, respectively.

        No provision for Federal income taxes is made because it is the intention of the Funds to qualify as regulated investment companies under the provisions of the Internal Revenue Code and to make requisite distributions to shareholders which will relieve them from Federal income and excise taxes.

        For Federal income tax purposes, net realized capital losses generated in the Funds may be carried forward and applied against future capital gains. For Federal income tax purposes, Tax-Free Money Market had accumulated capital losses at August 31, 1997 of $52,018, which may be carried forward and applied against future capital gains. The capital loss carryforward expires as follows: 1999 -- $5,069, 2001 -- $32,421 and 2004 -- $14,528.

        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

        NOTE 3 -- INVESTMENT ADVISORY AND ADMINISTRATIVE FEES
        As Manager, Fairfield provides investment advisory and administrative services to the Funds pursuant to Management Agreements dated April 17, 1993. Under the terms of the Agreement for Prime Obligations, the Manager is entitled to receive an annual fee for investment advisory services of .20% on the first $500 million of the average net assets of the Fund; .15% on the next $1 billion; and .10% on average net assets in excess of $1.5 billion. Under the Agreement for Tax-Free Money Market, the Manager is entitled to receive an annual fee for investment advisory services of .25% on the first $1 billion of the average net assets of the Fund; .20% on the next $1 billion; and .15% on average net assets in excess of $2 billion. Such fees are computed daily and paid monthly.

        For Prime Obligations, the Manager is also entitled to receive an administrative fee at the annual rate of .10% on the first $1.5 billion of the average net assets of the Fund and .05% thereafter. For Tax-Free Money Market, the Manager is entitled to receive an administrative fee at the annual rate of .10% on the Fund's average net assets. Such fees are computed daily and paid monthly.

        For Prime Obligations, during the period ended August 31, 1997, the management fees (investment advisory and administrative) earned by Fairfield totaled $234,693. Of the investment advisory and administrative fees earned, $142,693 was voluntarily waived by the Manager in order to assist the Fund in maintaining a competitive expense ratio. At August 31, 1997, Fairfield was owed $7,750 (after partial fee waiver) for investment advisory services and $7,750 in administrative fees.

        For Tax-Free Money Market, during the period ended August 31, 1997, the management fees (investment advisory and administrative) earned by Fairfield totaled $93,204. Of the investment advisory and administrative fees earned, $78,426 was voluntarily waived by the Manager in order to assist the Fund in maintaining a competitive expense ratio. At August 31, 1997, Fairfield was owed $3,843 (after partial fee waiver) for investment advisory services.

        NOTE 4 -- CUSTODIAN AND TRANSFER AGENT FEES
        Custodial services are provided to the Funds by CoreStates Bank, N.A. FPS Services, Inc., is the Fund's Transfer Agent and, as such, provides transfer agency, dividend disbursing, and bookkeeping services.

        NOTE 5 -- OTHER TRANSACTIONS WITH AFFILIATES
        Fairfield also serves as the Companies exclusive Distributor; however, it receives no fees for providing distribution services.

        Certain officers and directors of the Companies are also officers and directors of Fairfield. Such officers and directors do not receive fees from the Funds for serving as officers and directors to the Funds.

        The Funds have paid legal fees to a law firm with which the Secretary of the Companies is associated.

        NOTE 6 -- REPURCHASE AGREEMENTS
        The investment policies of Prime Obligations permit participation in repurchase agreements. Collateral for such agreements is held by the Fund's Custodian in the Federal Reserve's book-entry system. The Fund monitors its repurchase agreements on a daily basis to ensure that the market value of the collateral underlying the agreements is maintained at not less than 100% of the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

        Prime Obligations may participate in repurchase agreements arranged by Fairfield for a fee not to exceed 1% of the purchase or sale price of the transaction. During the period ended August 31, 1997, Fairfield received $332 in fees with respect to such transactions.

        NOTE 7 -- CAPITAL SHARES
        At August 31, 1997, Prime Obligations had 2 billion shares of $.001 par value common stock authorized with respect to the Fund. Transactions in capital shares of the Fund during the periods indicated were as follows:

                                                                         3/01/97           3/01/96
                                                                        TO 8/31/97        TO 2/28/97
                                                                       ------------      ------------
                                                                       (UNAUDITED)
          Shares sold...............................................    377,130,569       707,669,816
          Shares issued upon reinvestment of dividends..............        135,891           542,212
          Shares repurchased........................................   (433,385,807)     (695,725,517)
                                                                       ------------      ------------
          Net (decrease) increase...................................    (56,119,347)       12,486,511
          Outstanding at beginning of period........................    180,221,065       167,734,554
                                                                       ------------      ------------
          Outstanding at end of period..............................    124,101,718       180,221,065
                                                                       ============      ============

        At August 31, 1997, Tax-Free Money Market had 2 billion shares of $.001 par value common stock authorized with respect to the Fund. Transactions in capital shares of the Fund during the periods indicated were as follows:

                                                                         3/01/97           3/01/96
                                                                        TO 8/31/97        TO 2/28/97
                                                                       ------------      ------------
                                                                       (UNAUDITED)
          Shares sold...............................................    170,860,492       382,617,881
          Shares issued upon reinvestment of dividends..............        170,066           151,079
          Shares repurchased........................................   (180,587,868)     (423,508,388)
                                                                       ------------      ------------
          Net decrease..............................................     (9,557,310)      (40,739,428)
          Outstanding at beginning of period........................     54,103,233        94,842,661
                                                                       ------------      ------------
          Outstanding at end of period..............................     44,545,923        54,103,233
                                                                       ============      ============

        NOTE 8 -- INVESTMENT COMPOSITION
        Tax-Free Money Market invests in securities which may include revenue, general, and escrowed obligations. At August 31, 1997, the revenue sources by purpose were as follows:

                                                                                         % OF PORTFOLIO
                                                                                          INVESTMENTS
                                                                                         -------------
          Revenue Bonds:
            Pollution Control.........................................................          21%
            Industrial Development....................................................          15
            Housing Facilities........................................................          15
            Transportation............................................................          12
            Health Care Facilities....................................................           9
            Water & Sewer Utility.....................................................           9
            Gas Utility...............................................................           4
          General Obligations.........................................................          15
                                                                                         -----------
                                                                                               100%
                                                                                         ===========

        NOTE 9 -- FINANCIAL HIGHLIGHTS
        Financial highlights for a share of Prime Obligations outstanding throughout the periods indicated were as follows:

                                              3/01/97      3/01/96    6/01/95      6/01/94    6/01/93    6/01/92
                                                 TO           TO         TO           TO         TO         TO
                                              8/31/97      2/28/97    2/29/96      5/31/95    5/31/94    5/31/93
                                              --------     --------   --------     --------   --------   --------
                                                    (UNAUDITED)
           Net Asset Value,
             beginning of period............     $1.00        $1.00      $1.00        $1.00      $1.00      $1.00
                                              --------     --------   --------     --------   --------   --------
           Income from
             Investment Operations:
               Net Investment Income........    0.0281       0.0523     0.0413       0.0501     0.0314     0.0323
                                              --------     --------   --------     --------   --------   --------
           Distributions:
             From Net Investment Income.....   (0.0272)     (0.0523)   (0.0413)     (0.0501)   (0.0314)   (0.0323)
                                              --------     --------   --------     --------   --------   --------
           Net Asset Value,
             end of period..................     $1.00        $1.00      $1.00        $1.00      $1.00      $1.00
                                              ========     ========   ========     ========   ========   ========
           Total Return.....................     5.53%(a)     5.37%      4.21%(b)     5.19%      3.18%      3.28%
           Net Assets,
             end of period (in thousands)...  $124,099     $180,218   $167,732     $238,109   $341,136   $417,114
           Ratios and Supplemental Data:
             Ratio of Expenses to Average
               Net Assets...................     0.19%(a)     0.17%      0.25%(a)     0.28%      0.27%      0.26%
             Ratio of Expenses to Average
               Net Assets, excluding
               Fee Waivers..................     0.37%(a)     0.41%      0.55%(a)     0.43%      0.42%      0.41%
             Ratio of Net Investment Income
               to Average
               Net Assets...................     5.43%(a)     5.23%      5.51%(a)     5.01%      3.14%      3.23%
             Ratio of Net Investment
               Income to Average Net
            Assets, excluding Fee Waivers...     5.25%(a)     4.99%      5.21%(a)     4.86%      2.99%      3.08%

        ----------------------
        (a) Annualized
        (b) Not Annualized

        Financial highlights for a share of the Tax-Free Money Market outstanding throughout the periods indicated were as follows:

                                              03/01/97      03/01/96    03/01/95    03/01/94    03/01/93    03/01/92
                                                 TO            TO          TO          TO          TO          TO
                                              08/31/97      02/28/97    02/29/96    02/28/95    02/28/94    02/28/93
                                              ---------     --------    --------    --------    --------    --------
                                                (UNAUDITED)
           Net Asset Value,
             beginning of period............      $1.00        $1.00       $1.00       $1.00       $1.00       $1.00
                                               --------     --------    --------    --------    --------    --------
           Income from
             Investment Operations:
               Net Investment Income........     0.0184       0.0312      0.0353      0.0286      0.0227      0.0273
               Net Loss on Securities (both
                 realized and unrealized)...         --      (0.0002)         --     (0.0003)         --          --
                                               --------     --------    --------    --------    --------    --------
                    Total Income from
                    Investment Operations...     0.0184       0.0310      0.0353      0.0283      0.0227      0.0273
                                               --------     --------    --------    --------    --------    --------
           Distributions:
               From Net Investment Income...    (0.0171)     (0.0312)    (0.0353)    (0.0286)    (0.0227)    (0.0273)
                                               --------     --------    --------    --------    --------    --------
           Net Asset Value,
             end of period..................      $1.00        $1.00       $1.00       $1.00       $1.00       $1.00
                                               ========     ========    ========    ========    ========    ========
           Total Return.....................      3.46%(a)     3.17%       3.59%       2.94%       2.29%       2.76%
           Net Assets,
             end of period (in thousands)...  $  44,504     $ 54,061    $ 94,815    $107,357    $152,273    $202,245
           Ratios and Supplemental Data:
             Ratio of Expenses to Average
               Net Assets...................      0.26%(a)     0.33%       0.31%       0.29%       0.28%       0.23%
             Ratio of Expenses to Average
               Net Assets, excluding
               Fee Waivers..................      0.56%(a)     0.58%       0.51%       0.49%       0.48%       0.43%
             Ratio of Net Investment Income
               to Average
               Net Assets...................      3.42%(a)     3.12%       3.53%       2.86%       2.27%       2.73%
             Ratio of Net Investment
               Income to Average Net
            Assets, excluding Fee Waivers...      3.12%(a)     2.87%       3.33%       2.66%       2.07%       2.53%

        ----------------------
        (a) Annualized

                     [This page intentionally left blank.]

        INVESTMENT ADVISER,
        ADMINISTRATOR,
        AND DISTRIBUTOR
        Fairfield Group, Inc.
        Horsham, PA 19044

        LEGAL COUNSEL
        Morgan, Lewis & Bockius LLP
        Philadelphia, PA 19103

        AUDITORS
        Ernst & Young LLP
        Philadelphia, PA 19103

        DIRECTORS
        Robert J. Walker, Jr.
        Richard G. Gilmore
        Jan J. Wieckowski
        Robert E. Keith

        OFFICERS
        Robert J. Walker, Jr.,
        President

        Gerard J. Wills,
        Treasurer

        Robert J. Clark,
        Assistant Treasurer

        James W. Jennings,
        Secretary

        LOGO                                                                LOGO
                                   200 Gibraltar Road
                                   Horsham, PA 19044
                                     1-800-441-3885